DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		8 Months Ended
	Aug. 03, 2020	Dec. 31, 2020	Feb. 22, 2021
Number of subsidiaries		1
Proceeds from Issuance Initial Public Offering		$ 2,033,596,400
Class of warrant or right, exercise price of warrants or rights		$ 11.50
Proceeds from Issuance of Warrants		$ 42,850,000
Deferred Underwriting Fee Payable Non current		72,450,000
Working Capital Requirement Fund Annual Limit	$ 1,000,000
Temporary Equity, Redemption Price Per Share	$ 10.00
Maximum Percentage Of Shares Eligible From Redemption	15.00%
Dissolution Expenses Payable	$ 100,000
Cash		3,592,857
Cash and marketable securities held in Trust Account		2,070,086,006
Working capital		3,218,168
Amount deposited in trust account		$ 86,000
Subsequent Event
Maximum borrowing capacity of related party promissory note			$ 1,500,000
IPO
Stock issued during period, shares, new issues	207,000,000	207,000,000
Shares issued, price per share	$ 10.00
Proceeds from Issuance Initial Public Offering	$ 2,070,000,000
Class of warrant or right, exercise price of warrants or rights		$ 11.50
Transaction Cost Related To Issuance Of Common Stock	109,714,885
Underwriting Fees	36,403,600
Deferred Underwriting Fee Payable Non current	72,450,000
Other Costs Related To Issuance Of Common Stock	$ 861,285
Over-Allotment Option
Stock issued during period, shares, new issues	27,000,000	27,000,000
Shares issued, price per share	$ 10.00
Private Placement
Number Of warrants issued		42,850,000
Class of warrant or right, exercise price of warrants or rights		$ 1.00
Proceeds from Issuance of Warrants		$ 42,850,000
Churchill Sponsor LLC [Member]
Business Combination Aggregate Fair Market Value On Assets Held In Trust Percentage	80.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 5,000,001